UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2014

Item #1. Reports to Stockholders.

INDEX	Union Street Partners Value Fund

Annual Report to Shareholders

UNION STREET PARTNERS VALUE FUND

For the Year Ended
September 30, 2014

November 2014

Dear Shareholders,

As the stock market continues to mark new highs, it is easy for investment managers, brokers, and individual investors to pat themselves on the back for a job well done. However, it is in times like the present, where unbridled optimism can push investors to chase market performance, that investors must be disciplined in their process to avoid potentially expensive mistakes. We continue to apply our process and seek out companies that offer compelling value. Our focus is laser sharp on the prize—longterm investment outperformance.

Our efforts are centered on identifying great businesses that we believe have a strong operating history but for some reason or another have fallen out of public favor. Usually we buy business that are short-term victims of a news cycle that has perpetuated a story of despair no longer reflecting reality. The consensus has moved too quickly to one side of the boat. There is comfort in the crowd, but in our view, investment opportunity for the individual.

Analyzing the news cycle and reacting to it counter intuitively is a crucial component of our investment process. It helps us identify areas of the market where capital is scarce and the risk-reward opportunity set is skewed in our favor. The news cycle perpetuates a behavioral bias inherent in most investors known as the availability bias. Availability bias is defined by the CFA Institute as “the tendency to recall recent events more vividly and give them undue weight” in the decision making process. In the context of picking stocks, investors tend to analyze a singular event, such as a poor earnings announcement, and extrapolate that negative event forward. It is a small sample that provides a very imperfect picture of the business’s long-term prospects. Recognizing this psychological bias and attempting to exploit it can reward long-term investors.

We also believe it is important to understand that the news cycle often has a shorter duration than our investment horizon. Most of the businesses in our portfolio were bought in the middle of some controversy. Once the controversy has passed, news media and the public tend to forget last week’s front page news. Normalized valuations return and the patient investor may be rewarded with an outsized return on their investment.

Investment Returns

Investment returns for US equities have been spectacular over the course of the last two years. For fiscal year 2014 (10/1/2013—9/30/2014) the Union Street Partners Value Fund Class A has returned 18.45%. The Fund’s return trails the S&P 500 Total Return’s 19.73% gain for the same period. The Russell 1000 Value Index Return with dividends was 18.89% for the period. Ford and Transocean were the root cause for a majority of the Fund’s 1.28% lag during the period with returns of -9.78% and - 23.45%, respectively. The Fund’s two top contributing positions for the year were Hewlett-Packard and Apple with returns of 72.24% and 51.51%, respectively.

Investments
Over the course of FY2014 we have been adding to our position in JC Penney (JCP). JC Penney has been a laggard and on the receiving end of a vitriolic attack by the media and Wall Street analysts. Short interest in the stock at one point exceeded 30% of outstanding shares. However, our belief that the JC Penney shopper will return appears to be gaining traction. We anticipate a strong holiday shopping season driven by lower fuel prices at the pump and an improving job market. We maintain our positive outlook for the company and believe there is significant opportunity for gains in the stock.

Conclusion
We would again like to thank you for entrusting us with your hard-earned money. We are strong believers that America’s most productive days lay ahead despite what you may read in the story du jour. America’s innovative and resilient culture should continue to drive strong equity returns for investors that can maintain a long-term time horizon and invest in quality businesses at inexpensive valuations.

If you have any questions, would like to discuss your portfolio, our process, or the markets in general please do not hesitate to contact us.

Sincerely,

Bernie McGinn, CFA and McCoy Penninger, CFA
McGinn Investment Management
800-231-3663

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2014 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

	Class A Shares*

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	9/30/2014	12/29/10 to 9/30/14

Union Street Partners Value Fund- without load	18.45%	12.31%
Union Street Partners Value Fund- with load	11.64%	10.55%
Russell 1000 Value Index®	18.89%	14.97%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The Russell 1000 Value® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

.

	Class C Shares*

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	9/30/2014	4/14/11 to 9/30/14

Union Street Partners Value Fund	17.55%	11.83%
Russell 1000 Value Index®	18.89%	14.58%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The Russell 1000 Value® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance ..

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	82.60%

	AEROSPACE	5.28%
8,850	The Boeing Company		$1,127,313

	BANKS	8.96%
61,800	Bank of America Corp.		1,053,690
16,600	Citigroup Inc.		860,212

			1,913,902

	BEVERAGES	1.35%
2,500	Diageo PLC Spons ADR		288,500

	COMPUTERS	19.92%
13,400	Apple Inc.		1,350,050
31,825	Hewlett-Packard Co.		1,128,833
27,000	Intel Corp.		940,140
18,000	Microsoft Corp.		834,480

			4,253,503

	DIVERSIFIED MANUFACTURING	9.03%
5,200	Cummins Inc.		686,296
33,000	General Electric Co.		845,460
4,750	Philip Morris International		396,150

			1,927,906

	MEDICAL	6.65%
6,100	Johnson & Johnson		650,199
13,000	Merck & Co. Inc.		770,640

			1,420,839

	OIL	7.57%
18,530	BP plc Spons ADR		814,394
4,800	Exxon Mobil Corp.		451,440
10,950	Transocean Ltd.		350,071

			1,615,905

	RETAIL	8.37%
105,500	J.C. Penney Co., Inc.*		1,059,220
11,600	Target Corp.		727,088

			1,786,308

	TELECOMMUNICATIONS	11.53%
27,500	AT&T Inc.		969,100
120,000	Nokia Corp. Spons ADR		1,015,200
9,550	Verizon Communications Inc.		477,405

			2,461,705

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
9/30/2014(Continued)
Number
of		%of	Fair
Shares	Security Description	Net Assets	Value

	TRANSPORTATION	3.94%
56,950	Ford Motor Co.		$842,290

	TOTAL COMMON STOCKS	82.60%	17,638,171

	(Cost: $12,569,840)

	WARRANTS	6.31%

	FINANCIAL	6.31%
32,000	JP Morgan Chase & Co. Warrant 10/28/18, strike $42.391*		643,520
35,000	Wells Fargo & Co. Warrant 10/28/18, strike $34.01*		705,250

	TOTAL WARRANTS		1,348,770

	(Cost: $689,747)

	EXCHANGE-TRADED FUNDS	2.10%

	HOME CONSTRUCTION	2.10%
20,000	iSHARES Dow Jones US Home Construction Index Fund		449,800

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost: $234,052)

	CORPORATE BONDS	0.50%

	RETAIL	0.50%
100,000	JC Penney Corp Inc, 6.875%; October 15, 2015		103,625

	TOTAL CORPORATE BONDS
	(Cost: $95,462)

	MONEY MARKET FUND	8.51%
1,818,004	Fidelity Institutional Money Market Fund 0.04%**		1,818,004

	(Cost: $1,818,004)

	TOTAL INVESTMENTS
	(Cost: $15,407,105)	100.02%	21,358,370
	Liabilities, net of other assets	-0.02%	(4,508)

	NET ASSETS	100.00%	$21,353,862

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).

** Effective 7 day yield as of September 30, 2014.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements.

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2014

ASSETS
Investments at fair value (identified cost of $15,407,105) (Note 1)	$21,358,370
Receivable for capital stock sold	88
Dividends and interest receivable	32,551
Receivable for tax reclaims	10,635
Prepaid expenses	10,126

TOTAL ASSETS	21,411,770

LIABILITIES
Payable for capital stock redeemed	22,000
Accrued investment management fees	11,033
Accrued 12b-1 fees	21,270
Accrued administration, accounting and transfer agent fees	3,042
Other accrued expenses	563

TOTAL LIABILITIES	57,908

NET ASSETS	$21,353,862

Net Assets Consist of:
Paid-in-capital applicable to 1,433,341 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$15,109,968
Accumulated net investment income (loss)	87,162
Accumulated net realized gain (loss) on investments	205,467
Net unrealized appreciation (depreciation) of investments	5,951,265

Net Assets	$21,353,862

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A
($12,931,813/ 860,014 shares outstanding)	$15.04

MAXIMUM OFFERING PRICE PER SHARE ($15.04 X. 9425)	$15.96

Class C
($8,422,049 /573,327 shares outstanding)	$14.69

REDEMPTION PRICE PER SHARE INCLUDING CDSC FEE OF
2% ($14.69 X. 98)	$14.40

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Year ended September 30, 2014

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $7,546)	$475,984
Interest	8,214

Total investment income	484,198

EXPENSES
Investment management fees (Note 2)	197,086
12b-1 fees (Note 2)
Class A	31,892
Class C	69,516
Recordkeeping and administrative services (Note 2)	30,000
Accounting fees (Note 2)	25,000
Custody fees	2,930
Transfer agent fees (Note 2)	18,000
Professional fees	38,604
Filing and registration fees (Note 2)	13,501
Trustee fees	3,161
Compliance fees	10,083
Shareholder servicing and reports (Note 2)	8,150
Other	18,641

Total expenses	466,564
Fee waivers and reimbursed expenses (Note 2)	(69,528)

Net expenses	397,036

Net investment income (loss)	87,162

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	205,494
Net increase (decrease) in unrealized appreciation (depreciation) of investments	2,827,664

Net realized and unrealized gain (loss) on investments	3,033,158

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,120,320

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year ended	Year ended
	September 30, 2014	September 30, 2013

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$87,162	$40,844
Net realized gain (loss) on investments	205,494	375,128
Net increase (decrease) in unrealized appreciation (depreciation)
Of investments	2,827,664	2,607,979

Increase (decrease) in net assets from operations	3,120,320	3,023,951

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	-	(62,956)
Class C	-	(17,241)
Net realized gain
Class A	(246,518)	(82)
Class C	(124,434)	(30)

Decrease in net assets from distributions	(370,952)	(80,309)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	1,270,226	1,469,002
Class C	2,095,267	1,755,706
Distributions reinvested
Class A	214,669	56,930
Class C	104,992	15,342
Shares redeemed
Class A	(1,765,423)	(858,491)
Class C	(7,516)	(233,072)

Increase (decrease) in net assets from capital stock transactions	1,912,215	2,205,417

NET ASSETS

Increase (decrease) during year	4,661,583	5,149,059
Beginning of year	16,692,279	11,543,220

End of year (including undistributed net investment income
(loss) of $87,162 and $ - , respectively)	$21,353,862	$16,692,279

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

						Period
						December 29, 2010*
	Year ended September 30,					Through

	2014	2013		2012		September 30, 2011

Net asset value, beginning of period	$12.95	$10.44		$8.54		$10.00

Investment activities
Net investment income (loss)(1)	0.10	0.06		0.07		-	(A)
Net realized and unrealized gain (loss) on investments	2.27	2.53		1.84		(1.46)

Total from investment activities	2.37	2.59		1.91		(1.46)

Distributions
Net investment income	-	(0.08)		(0.01)		-
Net realized gain	(0.28)	-	(A)	-	(A)	-

Total distributions	(0.28)	(0.08)		(0.01)		-

Net asset value, end of period	$15.04	$12.95		$10.44		$8.54

Total Return	18.45%	24.92%		22.38%		(14.60%	)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.10%	2.43%		2.87%		5.32%	***
Expenses, net of fee waivers and reimbursements	1.75%	1.75%		1.75%		1.75%	***
Net investment income (loss)	0.71%	0.50%		0.66%		(0.04%	)***
Portfolio turnover rate	6.90%	10.43%		3.86%		0.53%	**
Net assets, end of period (000’s)	$12,932	$11,358		$8,531		$4,825

(1)	Per share amounts calculated using the average share method.
*	Commencement of operations
**	Not annualized
***	Annualized

(A)	Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

						Period
						April 14, 2011*
	Year ended					through

	2014	2013		2012		September 30, 2011

Net asset value, beginning of period	$12.75	$10.33		$8.51		$10.23

Investment activities
Net investment income (loss)(1)	(0.01)	(0.03)		(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments	2.23	2.51		1.83		(1.69)

Total from investment activities	2.22	2.48		1.82		(1.72)

Distributions
Net investment income	-	(0.06)		-		-
Net realized gain	(0.28)	-	(A)	-	(A)	-

Total distributions	(0.28)	(0.06)		-		-

Net asset value, end of period	$14.69	$12.75		$10.33		$8.51

Total Return	17.55%	24.10%		21.41%		(16.81%)	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.85%	3.18%		3.62%		5.26%	***
Expenses, net of fee waivers and reimbursements	2.50%	2.50%		2.50%		2.50%
Net investment income (loss)	(0.04% )	(0.25%	)	(0.09%	)	(0.69%	)***
Portfolio turnover rate	6.90%	10.43%		3.86%		0.53%	**
Net assets, end of period (000’s)	$8,422	$5,334		$3,012		$1,166

(1)	Per share amounts calculated using the average share method.
*	Commencement of operations
**	Not annualized
***	Annualized

(A)	Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations December 29, 2010 as a series of WFT. The Fund currently offers Class A and Class C shares.

The Fund seeks to achieve long-term capital appreciation by investing primarily in the securities of large cap U. S. companies. The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time of purchase. Equity securities consist of common stock, depositary receipts, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), Exchange-Traded Funds (“ETFs”) and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges (including ETFs and warrants) or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security;

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (continued)

and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stock	$17,638,171	$-	$-	$17,638,171
Warrants	1,348,770	-	-	1,348,770
Exchange Traded Funds	449,800	-	-	449,800
Corporate Bonds	-	103,625	-	103,625
Money Market Fund	1,818,004	-	-	1,818,004

	$21,254,745	$103,625	$-	$21,358,370

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the year ended September 30, 2014.

There were no transfers into or out of all levels during the year ended September 30, 2014. It is the Fund’s policy to consider transfers into or out of Levels 1 and 2 as of the end of the reporting period.

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its hareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (continued)

Management has analyzed the Fund’s tax positions for each of the open tax years (2011-2013) or expected to be taken in the Fund’s 2014 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended September 30, 2014, there were no such reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers two classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective March 31, 2011, the shareholders approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”). McGinn and USP are affiliated investment advisors.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (continued)

Mr. Bernard F. McGinn, the Fund’s portfolio manager is a majority shareholder of McGinn and McGinn owns 50% of USP.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund. For the year ended September 30, 2014, USP earned $197,086 and waived $69,528 in advisory fees

In the interest of limiting the operating expenses of the Fund, USP, under its current expense limitation agreement, has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2015 so that the ratio of total annual operating expenses is limited to 1.50% of the Fund’s average net assets. The limit does not apply to interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The Advisor may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Advisor incurred the expense. The total amount of recoverable reimbursements as of September 30, 2014 was $268,074 which expires as follows:

September 30, 2015	$102,522
September 30, 2016	96,024
September 30, 2017	69,528

$268,074

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (continued)

distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively. For the year ended September 30, 2014, there were $31,892 and $69,516 of 12b-1 fees incurred by Class A and Class C shares, respectively.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended September 30, 2014, FDCC received $1,090 of commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 2% for certain Fund share redemptions occurring within 360 days of purchase on Class A shares if those shares were purchased without paying a front-end sales load and within two years of purchase on Class C shares. During the year ended September 30, 2014, FDCC received $86 of CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. CSS earned $30,000 for its services for the year ended September 30, 2014.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $18,000 for its services for the year ended September 30, 2014.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $25,000 for its accounting services for the year ended September 30, 2014.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law Group TM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended September 30, 2014 aggregated $1,656,047 and $1,287,975, respectively.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (continued)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended September 30, 2014 and the year ended September 30, 2013 was as follows:

	Year ended	Year ended
	September 30, 2014	September 30, 2013
Distributions paid from
Ordinary Income	$14,516	$80,309
Realized gains	356,436	-

	$370,952	$80,309

As of September 30, 2014, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income	$ 87,162
Accumulated net realized gain (loss)	210,057
Unrealized appreciation (depreciation)	5,946,675

$6,243,894

Cost of securities for Federal Income tax purposes is $15,411,695 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,108,718
Gross unrealized depreciation	(162,043)

Net unrealized appreciation	$5,946,675

The difference between the Federal Income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of post October losses and losses on wash sales. For the year ended September 30, 2014, the Fund intends to defer $4,576 of post October losses for Federal tax purposes.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (continued)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Year ended		Year ended
	September 30, 2014		September 30, 2014
	Shares	Value	Shares	Value

Shares sold	88,687	$1,270,226	148,041	$2,095,267
Shares reinvested	15,192	214,669	7,564	104,992
Shares redeemed	(120,644)	(1,765,423)	(510)	(7,516)

Net Increase (decrease)	(16,765)	$(280,528)	155,095	$2,192,743

	Class A Shares		Class C Shares
	Year ended		Year ended
	September 30, 2013		September 30, 2013
	Shares	Value	Shares	Value

Shares sold	126,333	$1,469,002	146,691	$1,755,706
Shares reinvested	5,267	56,930	1,433	15,342
Shares redeemed	(72,347)	(858,491)	(21,357)	(233,072)

Net Increase (decrease)	59,253	$667,441	126,767	$1,537,976

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Union Street Partners Value Fund and Board of Trustees of World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Union Street Partners Value Fund (the “Fund”), a series of World Funds Trust, as of September 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Union Street Partners Value Fund as of September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
November 26, 2014

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Interested Trustees
John Pasco III* 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 69	Trustee	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust’s Administrator; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust’s Transfer and Disbursing Agent; President and Director of Commonwealth Fund Accounting, Inc. (“CFA”), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance Trust, a registered	13	The World Funds, Inc.; American Growth Fund, Inc.

investment company, from May, 2002 to December 2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997. Mr. Pasco is a certified public accountant.

Mr. Pasco is an “interested trustee”, as that term is defined in the 1940 Act, because of his positions with and financial interests in CSS, CFSI, CFA and FDCC.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Non- Interested Trustees
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 59	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since June 2013; Virginia Commonwealth University, Professor of Education from 1989 to 2013.	13	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 56	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008; Accountant, Wildes, Stevens & Brackens & Co., accounting firm, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., accounting firm, from1997 to 2007.	13	None

Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 78	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 and Account 1.1	13	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Hanna Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; DGHM Investment Trust for the two series of that Trust; and Starboard Investment Trust for the 23 series of that trust; (all registered investment companies).
Officers who are not Trustees
Karen M. Shupe 8730 Stony Point PkwySuite 205 Richmond, VA 23235 Age: 50	Treasurer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Companies, since 2003.	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 50	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Companies, October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A

John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 45	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 45	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011); Associate, Dechert, LLP (law firm) (Oct. 1999 – Feb. 2009).	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 45	Chief Compliance Officer	Indefinite, Since August 2013 with respect to DGHM funds and since 2014 for other WFT Funds.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1)) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2014, and held for the six months ended September 30, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Six months April 1, 2014 through September 30, 2014
Actual	$1,000	$1,083.68	$9.14
Hypothetical (5% return before expenses)	$1,000	$1,016.25	$8.85

Class C Shares	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Six months April 1, 2014 through September 30, 2014
Actual	$1,000	$1,079.59	$13.03
Hypothetical (5% return before expenses)	$1,000	$1,012.50	$12.61

* - Expenses are equal to the Fund’s annualized expense ratio of 1.75% and 2.50% multiplied by the average account value for the six months, multiplied by 183 in the most recent fiscal half year for Class A and Class C, respectively, divided by 365 days in the current year.

Investment Advisor:

Union Street Partners, LLC
1421 Prince Street, Suite 400
Alexandria, Virginia 22314

Investment Sub-Advisor:

McGinn Investment Management, Inc.
201 North Union Street, Suite 100
Alexandria, Virginia 22314

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to Union Street Partners Value Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.                      CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,500 for 2014 and $14,500 for 2013.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2013.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2014 and $2,500 for 2013.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2014 and $0 for 2013.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Union Street Partners Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2014 and $0 for 2013.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                    EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 3, 2014

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: December 3, 2014

* Print the name and title of each signing officer under his or her signature.